Deposits (Tables)	12 Months Ended
Jun. 30, 2023
Deposits [Abstract]
Schedule of Deposits	Deposits consist of the following major classifications at June 30:
(in thousands)	2023	2022
Non-interest bearing checking accounts	$12,333	$15,726
Checking accounts	19,068	23,902
Savings Accounts	49,477	62,649
Money market demand deposits	8,116	12,875
Total demand, transaction and passbook deposits	88,994	115,152
Certificates of deposit	137,315	124,705
Total deposits	$226,309	$239,857

Schedule of Maturities of Outstanding Certificates of Deposit	Maturities of outstanding certificates of deposit at June 30 are summarized as follows:
(in thousands)	2023
2024	$119,479
2025	13,081
2026	1,868
2027	1,167
2028 and thereafter	1,720
$137,315